UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:_3/31/10________

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   _Sentinel Trust Company, LBA______________
Address:_2001 Kirby Dr., Suite 1210_______________
        _Houston, TX 77019________________________
        __________________________________________

Form 13F File Number: 028-05787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  __Bartley J. Rainey______________________
Title: __Sr. Vice President & CFO_______________
Phone: __713-529-3729___________________________

Signature, Place, and Date of Signing:

_Bartley J. Rainey__ _Houston, TX_______________  4/7/10
   [Signature]               [City, State]          [Date]





Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of   this
reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the
    holdings for this reporting manager are reported in     this
report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None






























Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 158

Form 13F Information Table Value Total: $  445,565
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. 		Form 13F File Number 		Name

       1			028-05789  	Daniel F. Flowers
       2			028-05791  	Daniel F. Flowers, Jr.
 3			028-05793  	Lucian L. Morrison


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              00206R102      895    34628 SH       SOLE                    34628
                                                               933    36121 SH       OTHER   1,2,3                    36121
Abbott Laboratories            COM              002824100     1756    33331 SH       SOLE                    33331
                                                              1809    34337 SH       OTHER   1,2,3                    34337
Abercrombie & Fitch ClA        COM              002896207      429     9400 SH       SOLE                     9400
                                                               461    10100 SH       OTHER   1,2,3                    10100
Agco Corp                      COM              001084102      530    14780 SH       SOLE                    14780
                                                               828    23085 SH       OTHER   1,2,3                    23085
Allstate Corp                  COM              020002101     1017    31482 SH       SOLE                    31482
                                                              1428    44194 SH       OTHER   1,2,3                    44194
Amgen Inc                      COM              031162100     1603    26789 SH       SOLE                    26789
                                                              1993    33300 SH       OTHER   1,2,3                    33300
Bank Amer Corp                 COM              060505104      117     6543 SH       SOLE                     6543
                                                               528    29599 SH       OTHER   1,2,3                    29599
Cablevision Sys Cl A           COM              12686C109      628    26000 SH       SOLE                    26000
Carnival Corporation           COM              143658300      916    23555 SH       SOLE                    23555
                                                               888    22840 SH       OTHER   1,2,3                    22840
Cephalon Inc                   COM              156708109      743    10955 SH       SOLE                    10955
                                                               543     8015 SH       OTHER   1,2,3                     8015
Chevron Corp                   COM              166764100     1740    22950 SH       SOLE                    22950
                                                              2009    26490 SH       OTHER   1,2,3                    26490
Christopher & Banks Cp         COM              171046105      234    29265 SH       SOLE                    29265
                                                               263    32900 SH       OTHER   1,2,3                    32900
Cimarex Energy Co              COM              171798101     1476    24865 SH       SOLE                    24865
                                                              1495    25175 SH       OTHER   1,2,3                    25175
Comcast Corp New Cl A          COM              20030N101     2007   106585 SH       SOLE                   106585
                                                              2038   108251 SH       OTHER   1,2,3                   108251
Computer Sciences              COM              205363104      254     4665 SH       SOLE                     4665
                                                               253     4650 SH       OTHER   1,2,3                     4650
Conocophillips                 COM              20825C104      995    19446 SH       SOLE                    19446
                                                              1231    24064 SH       OTHER   1,2,3                    24064
Crusader Energy Group Inc      COM              228834107        0    95000 SH       SOLE                    95000
Dell Inc                       COM              24702r101      870    57951 SH       SOLE                    57951
                                                              1178    78455 SH       OTHER   1,2,3                    78455
Dollar Tree Inc                COM              256746108      629    10615 SH       SOLE                    10615
                                                               373     6300 SH       OTHER   1,2,3                     6300
Eastman Chemical Co            COM              277432100      722    11345 SH       SOLE                    11345
                                                               815    12800 SH       OTHER   1,2,3                    12800
Electronics For Imagng         COM              286082102      549    47182 SH       SOLE                    47182
                                                               600    51585 SH       OTHER   1,2,3                    51585
Emulex Corp Com New            COM              292475209      546    41085 SH       SOLE                    41085
                                                               459    34600 SH       OTHER   1,2,3                    34600
Encana Corp                    COM              292505104      412    13290 SH       SOLE                    13290
                                                               213     6865 SH       OTHER   1,2,3                     6865
Entergy Corp New Com           COM              29364G103     1553    19091 SH       SOLE                    19091
                                                              1198    14729 SH       OTHER   1,2,3                    14729
Erie Indemnity Class B         COM              29530P201   242218     2340 SH       OTHER                             2340
Genzyme Corp-Gen Div           COM              372917104      557    10756 SH       SOLE                    10756
                                                               582    11222 SH       OTHER   1,2,3                    11222
Goldman Sachs                  COM              38141G104     1742    10212 SH       SOLE                    10212
                                                              1702     9975 SH       OTHER   1,2,3                     9975
Helmerich & Payne              COM              423452101      202     5295 SH       SOLE                     5295
                                                               231     6064 SH       OTHER   1,2,3                     6064
Hot Topic Inc Com              COM              441339108      635    97568 SH       SOLE                    97568
                                                               415    63789 SH       OTHER   1,2,3                    63789
Integrated Device Tech         COM              458118106     1454   237157 SH       SOLE                   237157
                                                              1389   226515 SH       OTHER   1,2,3                   226515
J P Morgan Chase               COM              46625H100     1736    38802 SH       SOLE                    38802
                                                              2283    51027 SH       OTHER   1,2,3                    51027
Johnson & Johnson              COM              478160104     1985    30438 SH       SOLE                    30438
                                                              1993    30562 SH       OTHER   1,2,3                    30562
Kroger Co                      COM              501044101     2662   122884 SH       SOLE                   122884
                                                              3259   150451 SH       OTHER   1,2,3                   150451
Lilly Eli & Co                 COM              532457108     2820    77863 SH       SOLE                    77863
                                                              2920    80632 SH       OTHER   1,2,3                    80632
Loews Corp                     COM              540424108     1238    33198 SH       SOLE                    33198
                                                              1273    34147 SH       OTHER   1,2,3                    34147
Lowe's Companies Inc           COM              548661107      883    36425 SH       SOLE                    36425
                                                              1200    49500 SH       OTHER   1,2,3                    49500
Magellan Midstream             COM              559080106      625    13140 SH       SOLE                    13140
Marathon Oil                   COM              565849106     1141    36061 SH       SOLE                    36061
                                                              1177    37189 SH       OTHER   1,2,3                    37189
Merck & Co Inc                 COM              58933y105      574    15373 SH       SOLE                    15373
                                                               654    17503 SH       OTHER   1,2,3                    17503
Morgan Stanley                 COM              617446448     1058    36134 SH       SOLE                    36134
                                                              1142    38996 SH       OTHER   1,2,3                    38996
Nike, Inc Cl B                 COM              654106103      179     2435 SH       SOLE                     2435
                                                               135     1830 SH       OTHER   1,2,3                     1830
Norfolk Southern               COM              655844108     2609    46680 SH       SOLE                    46680
                                                              2369    42380 SH       OTHER   1,2,3                    42380
Oracle Corp                    COM              68389X105      260    10115 SH       SOLE                    10115
                                                                17      670 SH       OTHER   1,2,3                      670
Partnerre Ltd                  COM              G6852T105     1579    19801 SH       SOLE                    19801
                                                              1696    21269 SH       OTHER   1,2,3                    21269
PepsiCo Inc                    COM              713448108      542     8193 SH       SOLE                     8193
                                                               594     8980 SH       OTHER   1,2,3                     8980
Pfizer Inc                     COM              717081103      933    54399 SH       SOLE                    54399
                                                               998    58171 SH       OTHER   1,2,3                    58171
Photronics Inc                 COM              719405102      790   154876 SH       SOLE                   154876
                                                               874   171304 SH       OTHER   1,2,3                   171304
Qualcomm Inc                   COM              747525103      241     5735 SH       SOLE                     5735
                                                               272     6485 SH       OTHER   1,2,3                     6485
Seacor Holdings, Inc.          COM              811904101     2164    26823 SH       SOLE                    26823
                                                              2414    29924 SH       OTHER   1,2,3                    29924
Silicon Image Inc Com          COM              82705T102     1361   450603 SH       SOLE                   450603
                                                              1158   383511 SH       OTHER   1,2,3                   383511
Southwest Airlines Co          COM              844741108      419    31685 SH       SOLE                    31685
                                                               477    36100 SH       OTHER   1,2,3                    36100
Steel Dynamics Inc             COM              858119100      416    23820 SH       SOLE                    23820
                                                               373    21350 SH       OTHER   1,2,3                    21350
Suburban Propane Ptrs          COM              864482104      637    13420 SH       SOLE                    13420
Sunoco Logistics Pt Lp Com Uni COM              86764L108      660     9635 SH       SOLE                     9635
Suntrust Banks Inc             COM              867914103      508    18950 SH       SOLE                    18950
                                                               524    19545 SH       OTHER   1,2,3                    19545
TC Pipelines Lp                COM              87233Q108      625    16440 SH       SOLE                    16440
Time Warner Cable Inc Com      COM              88732J207     1276    23928 SH       SOLE                    23928
                                                              1016    19055 SH       OTHER   1,2,3                    19055
Trinity Industries Inc         COM              896522109       92     4585 SH       SOLE                     4585
                                                               135     6756 SH       OTHER   1,2,3                     6756
Union Pacific Corp             COM              907818108      176     2400 SH       SOLE                     2400
                                                               136     1855 SH       OTHER   1,2,3                     1855
UnitedHealth Group Inc         COM              91324P102      421    12880 SH       SOLE                    12880
                                                               699    21410 SH       OTHER   1,2,3                    21410
Unum Group                     COM              91529Y106     1584    63960 SH       SOLE                    63960
                                                              1373    55425 SH       OTHER   1,2,3                    55425
Verizon Comm                   COM              92343V104     3029    97649 SH       SOLE                    97649
                                                              3120   100587 SH       OTHER   1,2,3                   100587
Wal-Mart Stores Inc            COM              931142103     1411    25382 SH       SOLE                    25382
                                                              1656    29789 SH       OTHER   1,2,3                    29789
Walgreen Co                    COM              931422109     1036    27933 SH       SOLE                    27933
                                                              1062    28622 SH       OTHER   1,2,3                    28622
Wellpoint Inc Com              COM              94973V107      824    12795 SH       SOLE                    12795
                                                               779    12105 SH       OTHER   1,2,3                    12105
Western Gas Partnrs Lp Com Uni COM              958254104      724    32790 SH       SOLE                    32790
Williams Pipe Prtnr Lp Com Uni COM              96950K103      206     6810 SH       SOLE                     6810
ADR BP PLC                     ADR              055622104      581    10177 SH       SOLE                    10177
                                                               518     9085 SH       OTHER   1,2,3                     9085
ADR Royal Dutch Shell Plc Spon ADR              780259206     1075    18571 SH       SOLE                    18571
                                                                55      947 SH       OTHER   1,2,3                      947
Cohen & Steers Div Com                          19248G106      230 20683.0000SH      SOLE               20683.0000
H&Q Healthcare Fd Sh Ben Int                    404052102      713 55634.0000SH      SOLE               55634.0000
H&Q Life Sciences Invs Sh Ben                   404053100      676 65714.0000SH      SOLE               65714.0000
Powershares Glb ETF Fd S&P 500                  73936G308     2495 115302.0000SH     SOLE              115302.0000
Royce Micro-Cap Tr Inc Com                      780915104      484 59125.0000SH      SOLE               59125.0000
SPDR Gold Trust                                 78463V107      307 2817.0000SH       SOLE                2817.0000
SPDR Trust Series 1                             78462F103    11605 99189.0000SH      SOLE               99189.0000
                                                              2351 20096.0000SH      OTHER   1,2,3               20096.0000
iShares Russell 2000 Growth                     464287648     2518 34386.0000SH      SOLE               34386.0000
SPDR Series Trust Lehmn Intl E                  78464A516      273     4873 SH       SOLE                     4873
iShares Barclays 1-3 Yr Tsy Bd                  464287457     1753    21029 SH       SOLE                    21029
                                                                10      120 SH       OTHER                              120
iShares Barclays Aggregate Bon                  464287226     1431    13730 SH       SOLE                    13730
iShares Tr Agency Bd Fd                         464288166     1036     9576 SH       SOLE                     9576
                                                               293     2705 SH       OTHER                             2705
iShares Tr Barclys 1-3yr Cr                     464288646      218     2086 SH       SOLE                     2086
Japan Equity Fd Inc Com                         471057109      792   135858 SH       SOLE                   135858
SPDR Index Shs Fds Russ Nom Sc                  78463x822      443    10975 SH       SOLE                    10975
Vanguard Intl Eqty Idx Emr Mkt                  922042858     1673    39689 SH       SOLE                    39689
                                                                 3       81 SH       OTHER                               81
Vanguard Tax-Managed Europe Pa                  921943858      935    27000 SH       SOLE                    27000
Wisdomtree Trust Jp Smallcp Di                  97717w836      636    15275 SH       SOLE                    15275
iShares Inc MSCI Japan                          464286848     1702   162990 SH       SOLE                   162990
iShares MSCI EAFE                               464287465    32428   579284 SH       SOLE                   579284
                                                               553     9874 SH       OTHER                             9874
iShares MSCI EAFE Grw                           464288885     2553    45078 SH       SOLE                    45078
iShares MSCI EMRG                               464287234     1911    45372 SH       SOLE                    45372
                                                                59     1396 SH       OTHER                             1396
iShares Tr MSCI EAFE Value Ind                  464288877     2771    54715 SH       SOLE                    54715